Loans - Schedule of Long Term Loans (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	$ 14,841,480	$ 17,508,271
Less: current portion	(10,506,144)	(781,701)
Long-term loans – non-current portion	4,335,336	16,726,570
China Guangfa Bank [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	12,439,549	13,521,317
Construction bank of China [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	1,301,495	1,366,216
Zhongshan Rural Commercial Bank [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	1,041,196	422,541
Minsheng Financial Leasing Co. LTD [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	59,240	96,346
YUWIN GROUP [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans		1,397,616
ZSUN RESOURCE HOLDING(HK) LIMITED [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans		$ 704,235